SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 7,710,901	$ 12,085,711
International Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	5,611,162	7,987,992
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 2,099,739	$ 4,097,719